OTHER PROVISIONS, CURRENT AND NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2024
OTHER PROVISIONS, CURRENT AND NON-CURRENT
Schedule of composition of provisions

Description	12.31.2024	12.31.2023
	ThCh$	ThCh$
Litigation (1)	55,245,799	54,801,896
Total	55,245,799	54,801,896

Current	1,522,426	1,314,106
Non-current	53,723,373	53,487,790
Total	55,245,799	54,801,896
(1)	Correspond to the provision made for the probable losses of tax, labor and commercial contingencies, according to the following detail:

Description (see note 23.1)	12.31.2024	12.31.2023
	ThCh$	ThCh$
Tax contingencies	29,416,543	29,637,064
Labor contingencies	13,912,282	13,200,665
Civil contingencies	11,916,974	11,964,167
Total	55,245,799	54,801,896

Schedule of movement of provisions

Description	12.31.2024	12.31.2023
	ThCh$	ThCh$
Opening balance at January 1st	54,801,896	48,695,427
Additional provisions	189,356	—
Increase (decrease) in existing provisions	13,550,379	6,635,882
Used provision (payments made charged to the provision)	(7,232,750)	(4,139,270)
Reversal of unused provision	(17,716)	—
Increase (decrease) due to foreign exchange rate differences	(6,045,366)	3,609,857
Total	55,245,799	54,801,896